Intangible assets - Changes in the year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	$ 1,538,526	$ 1,742,461
Additions		56
Disposals	(55)	(377)
Amortization	(63,778)	(107,594)
Impairment of non-current assets	(398,452)	(99,450)
Transfers	4,649	4,782
Foreign exchange effect	(4,485)	(1,352)
Balance at the end of the year	1,076,405	1,538,526
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	674,645	674,800
Impairment of non-current assets	(267,342)
Foreign exchange effect	(869)	(155)
Balance at the end of the year	406,434	674,645
Rights to use natural resources
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	843,792	1,049,045
Amortization	(60,936)	(105,262)
Impairment of non-current assets	(131,110)	(99,450)
Foreign exchange effect	(2,876)	(541)
Balance at the end of the year	648,870	843,792
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	20,089	18,616
Additions		56
Disposals	(55)	(377)
Amortization	(2,842)	(2,332)
Transfers	4,649	4,782
Foreign exchange effect	(740)	(656)
Balance at the end of the year	21,101	20,089
Cost/gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	2,403,010	2,401,298
Balance at the end of the year	2,392,388	2,403,010
Cost/gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	674,645	674,800
Balance at the end of the year	673,776	674,645
Cost/gross carrying amount | Rights to use natural resources
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	1,668,956	1,669,645
Balance at the end of the year	1,665,149	1,668,956
Cost/gross carrying amount | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	59,409	56,853
Balance at the end of the year	53,463	59,409
Accumulated depreciation/amortization and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(864,484)	(658,837)
Balance at the end of the year	(1,315,983)	(864,484)
Accumulated depreciation/amortization and impairment | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the end of the year	(267,342)
Accumulated depreciation/amortization and impairment | Rights to use natural resources
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(825,164)	(620,600)
Balance at the end of the year	(1,016,279)	(825,164)
Accumulated depreciation/amortization and impairment | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(39,320)	(38,237)
Balance at the end of the year	$ (32,362)	$ (39,320)